Fair value measurements - Summary of Changes in Fair Value of the Derivative Warrant Liabilities (Detail)	3 Months Ended
Mar. 31, 2021 USD ($)
Fair Value Disclosures [Abstract]
Beginning balance	$ 0
Issuance of Public and Private Warrants	9,153,333
Change in fair value of warrant liabilities	(1,408,333)
Ending balance	$ 7,745,000